Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of presentation

The unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information. Accordingly, they do not contain all information and notes required by US GAAP for annual financial statements. In the opinion of management, these unaudited condensed consolidated financial statements reflect all adjustments, which include normal recurring adjustments, necessary for a fair presentation of the results for the interim periods presented.

These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s annual financial statements for the year ended December 31, 2022, as filed in the 20-F on March 29, 2023.

The Company’s interim period results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year. The significant accounting policies applied in the annual consolidated financial statements of the Company as of December 31, 2022, contained in the Company’s Annual Report have been applied consistently in these unaudited condensed consolidated financial statements.

b.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. Actual results may differ from those estimates.

c.	Principles of consolidation

The consolidated financial statements include the accounts of CollPlant Biotechnologies Ltd. and its wholly-owned subsidiary, CollPlant Ltd. Intercompany balances and transactions have been eliminated upon consolidation.

d.	Fair value measurement

The carrying amount of the cash and cash equivalents, restricted deposits, trade receivable, trade payables, accrued expenses and other liabilities approximates their fair value.

e.	Income (loss) per share

Basic income (loss) per share is computed on the basis of the net income (loss), for the period divided by the weighted average number of ordinary shares outstanding during the period. Diluted income (loss) per share is based upon the weighted average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding share options and warrants, which are included under the treasury stock method when dilutive.

	Six months ended June 30,		Three months ended June 30,
	2023	2022	2023	2022
Numerator:
Net income (loss)	$2,047	$(8,145)	$5,762	$(4,285)

Denominator:
Basic weighted-average ordinary shares outstanding	11,329,516	10,935,611	11,369,031	11,086,481
Effect of share-based compensation	409,368	—	408,108	—
Diluted weighted average ordinary shares outstanding	11,738,884	10,935,611	11,777,139	11,086,481

Basic net income (loss) per share	$0.18	$(0.74)	$0.51	$(0.39)
Diluted net income (loss) per share	$0.17	$(0.74)	$0.49	$(0.39)

1,201,811 options were excluded from the calculation of diluted net income per share due to their anti-dilutive effect for the six and the three months ended June 30, 2023.